Osterweis Growth and Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 58.8%	Shares	Value
Aerospace & Defense - 3.8%
Airbus SE - Class ADR - ADR	88,230	$3,514,642
L3Harris Technologies, Inc.	9,483	1,994,085
The Boeing Co. (a)	7,475	1,323,075
		6,831,802
Banks - 1.7%
JPMorgan Chase & Co.	12,790	3,065,891

Broadline Retail - 3.3%
Amazon.com, Inc. (a)	27,315	5,992,638

Chemicals - 2.1%
Air Products & Chemicals, Inc.	6,870	1,992,575
Linde PLC	4,460	1,867,268
		3,859,843

Commercial Services & Supplies - 1.8%
Waste Connections, Inc.	19,370	3,323,505

Consumer Staples Distribution & Retail - 0.0%(b)
Southeastern Grocers, Inc. (a)(c)	7,928	1,951
Tops Holding, Litigation Trust Proceeds (a)(c)	2,292,000	1,721
		3,672

Electrical Equipment - 1.2%
AMETEK, Inc.	12,285	2,214,494

Electronic Equipment, Instruments & Components - 1.8%
Keysight Technologies, Inc. (a)	20,105	3,229,466

Financial Services - 2.6%
Visa, Inc. - Class A - Class A	15,040	4,753,242

Food Products - 1.3%
The Hershey Co.	14,070	2,382,754

GICS~Water Utilities - 1.3%
American Water Works Co., Inc.	18,685	2,326,096

Ground Transportation - 1.4%
Old Dominion Freight Line, Inc.	14,584	2,572,618

Health Care Equipment & Supplies - 1.0%
Becton Dickinson & Co.	8,315	1,886,424

Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	6,010	3,040,219

Insurance - 3.1%
Brown & Brown, Inc.	27,645	2,820,343
The Progressive Corp.	11,858	2,841,295
		5,661,638

Interactive Media & Services - 4.2%
Alphabet, Inc. - Class C - Class C	39,915	7,601,413

IT Services - 2.0%
Accenture PLC - Class A - Class A	10,330	3,633,991

Life Sciences Tools & Services - 2.8%
Danaher Corp.	9,024	2,071,459
Thermo Fisher Scientific, Inc.	5,566	2,895,600
		4,967,059

Machinery - 1.1%
Deere & Co.	4,585	1,942,664

Metals & Mining - 0.4%
Real Alloy Equity (a)(c)	10	673,371

Pharmaceuticals - 2.3%
Novartis AG - ADR	24,480	2,382,149
Novo Nordisk AS - ADR	20,505	1,763,840
		4,145,989

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	12,905	1,558,795
Analog Devices, Inc.	10,898	2,315,389
Broadcom, Inc.	19,110	4,430,462
NVIDIA Corp.	24,905	3,344,492
		11,649,138

Software - 7.6%
Intuit, Inc.	3,799	2,387,672
Microsoft Corp.	18,415	7,761,922
Salesforce, Inc.	10,507	3,512,805
		13,662,399

Specialty Retail - 3.8%
AutoZone, Inc. (a)	979	3,134,758
Ross Stores, Inc.	24,835	3,756,790
		6,891,548
Water Utilities - 1.3%
American Water Works Co., Inc.	18,685	2,326,096
TOTAL COMMON STOCKS (Cost $73,434,341)		106,311,874

CORPORATE BONDS - 27.9%	Par	Value
Aerospace & Defense - 0.3%
Rolls-Royce PLC, 3.63%, 10/14/2025 (d)	572,000	562,805

Automobile Components - 1.2%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (d)	350,000	354,425
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	300,000	297,870
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (d)	600,000	516,400
The Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	468,000	471,328
5.00%, 07/15/2029	500,000	459,672
		2,099,695

Automobiles - 0.6%
Ford Motor Co., 9.63%, 04/22/2030	500,000	577,266
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025	500,000	498,360
		1,075,626

Banks - 1.1%
Citizens Bank NA/Providence RI, 5.28% to 01/26/2025 then SOFR + 1.02%, 01/26/2026	500,000	499,974
JPMorgan Chase & Co., 4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	500,000	498,774
Wells Fargo & Co., 2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	1,000,000	991,111
		1,989,859

Beverages - 0.1%
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (d)	300,000	279,257

Building Products - 0.8%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (d)	500,000	493,267
Griffon Corp., 5.75%, 03/01/2028	500,000	490,619
Masterbrand, Inc., 7.00%, 07/15/2032 (d)	500,000	504,071
		1,487,957

Capital Markets - 0.3%
Ares Capital Corp., 4.25%, 03/01/2025	250,000	249,493
Blackstone Private Credit Fund, 2.70%, 01/15/2025	232,000	231,764
		481,257

Chemicals - 0.6%
Consolidated Energy Finance SA
6.50%, 05/15/2026 (d)	100,000	98,528
5.63%, 10/15/2028 (d)	400,000	325,622
12.00%, 02/15/2031 (d)	250,000	240,259
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (d)	500,000	528,605
		1,193,014

Commercial Services & Supplies - 0.8%
Deluxe Corp., 8.13%, 09/15/2029 (d)	500,000	507,635
GFL Environmental, Inc., 5.13%, 12/15/2026 (d)	220,000	219,007
Pitney Bowes, Inc., 7.25%, 03/15/2029 (d)	725,000	711,720
		1,438,362

Computers & Peripherals - 0.7%
CPI CG, Inc., 10.00%, 07/15/2029 (d)	600,000	644,461
Xerox Holdings Corp.
5.50%, 08/15/2028 (d)	250,000	214,723
8.88%, 11/30/2029 (d)	500,000	449,736
		1,308,920

Construction & Engineering - 1.3%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (d)	750,000	724,639
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (d)	600,000	561,290
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (d)	500,000	485,601
Tutor Perini Corp., 11.88%, 04/30/2029 (d)	500,000	554,781
		2,326,311

Consumer Finance - 1.2%
Bread Financial Holdings, Inc., 7.00%, 01/15/2026 (d)	146,000	146,311
Enova International, Inc.
11.25%, 12/15/2028 (d)	250,000	270,166
9.13%, 08/01/2029 (d)	350,000	364,378
FirstCash, Inc.
5.63%, 01/01/2030 (d)	500,000	482,241
6.88%, 03/01/2032 (d)	500,000	502,665
Synchrony Financial, 4.50%, 07/23/2025	500,000	498,165
		2,263,926

Consumer Staples Distribution & Retail - 1.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (d)	500,000	424,110
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (d)	750,000	778,096
Performance Food Group, Inc., 5.50%, 10/15/2027 (d)	750,000	744,437
United Natural Foods, Inc., 6.75%, 10/15/2028 (d)	625,000	616,613
US Foods, Inc., 4.75%, 02/15/2029 (d)	470,000	450,582
		3,013,838

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (d)	200,000	182,386

Electronic Equipment, Instruments & Components - 0.4%
CDW LLC / CDW Finance Corp., 4.13%, 05/01/2025	750,000	745,377

Entertainment - 0.3%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (d)	500,000	520,086

Financial Services - 1.2%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (d)	250,000	250,121
HAS Capital Income Opportunity Fund II LLC, 0.00%, 08/31/2031 (c)(d)	642,000	376,234
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026 (d)	250,000	248,480
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (d)	750,000	748,458
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (d)	320,000	318,658
5.50%, 04/15/2029 (d)	180,000	173,558
		2,115,509

Food Products - 0.2%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (d)	494,000	457,092

Ground Transportation - 0.3%
RXO, Inc., 7.50%, 11/15/2027 (d)	500,000	515,125

Health Care Equipment & Supplies - 0.3%
Varex Imaging Corp., 7.88%, 10/15/2027 (d)	500,000	512,065

Health Care Providers & Services - 0.4%
Owens & Minor, Inc., 4.50%, 03/31/2029 (d)	750,000	670,145

Hotels, Restaurants & Leisure - 1.2%
Aramark Services, Inc., 5.00%, 04/01/2025 (d)	100,000	99,842
Carnival Corp.
5.75%, 03/01/2027 (d)	500,000	499,265
6.00%, 05/01/2029 (d)	250,000	249,600
Las Vegas Sands Corp., 2.90%, 06/25/2025	500,000	494,872
Travel + Leisure Co., 6.60%, 10/01/2025	750,000	753,250
		2,096,829

Household Durables - 1.0%
Adams Homes, Inc., 9.25%, 10/15/2028 (d)	500,000	520,815
Empire Communities Corp., 9.75%, 05/01/2029 (d)	500,000	526,657
STL Holding Co. LLC, 8.75%, 02/15/2029 (d)	250,000	265,767
The New Home Co., Inc., 9.25%, 10/01/2029 (d)	500,000	526,847
		1,840,086

Industrial Conglomerates - 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	178,000	176,508

Industrial Power & Renewable Electricity Products - 0.3%
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (d)	500,000	501,070

IT Services - 0.3%
Unisys Corp., 6.88%, 11/01/2027 (d)	500,000	487,816

Machinery - 0.7%
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (d)	500,000	513,169
Wabash National Corp., 4.50%, 10/15/2028 (d)	750,000	685,828
		1,198,997

Media - 0.4%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 08/15/2027 (d)	700,000	682,755

Metals & Mining - 1.6%
Century Aluminum Co., 7.50%, 04/01/2028 (d)	750,000	761,537
Coeur Mining, Inc., 5.13%, 02/15/2029 (d)	600,000	575,269
Hecla Mining Co., 7.25%, 02/15/2028	500,000	505,562
Perenti Finance Pty Ltd.
6.50%, 10/07/2025 (d)	118,808	118,879
7.50%, 04/26/2029 (d)	500,000	518,965
SunCoke Energy, Inc., 4.88%, 06/30/2029 (d)	500,000	456,417
		2,936,629

Mortgage Real Estate Investment Trusts - REITS - 0.3%
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027 (d)	500,000	495,718

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (d)	500,000	514,534

Oil, Gas & Consumable Fuels - 1.2%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.00%, 04/15/2026 (d)	500,000	504,595
9.75%, 07/15/2028 (d)	250,000	255,460
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	450,000	450,979
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	500,000	504,411
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (d)	500,000	507,055
		2,222,500

Passenger Airlines - 1.7%
Allegiant Travel Co., 7.25%, 08/15/2027 (d)	750,000	754,757
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (d)	666,500	665,566
JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.88%, 09/20/2031 (d)	850,000	904,007
United Airlines, Inc., 4.38%, 04/15/2026 (d)	750,000	738,022
		3,062,352

Personal Care Products - 0.3%
Coty, Inc., 5.00%, 04/15/2026 (d)	500,000	499,390

Professional Services - 0.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (d)	600,000	572,642

Software - 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/2026 (d)	250,000	249,731
Fair Isaac Corp., 5.25%, 05/15/2026 (d)	500,000	499,073
Gen Digital, Inc., 5.00%, 04/15/2025 (d)	500,000	499,481
NCR Voyix Corp., 5.00%, 10/01/2028 (d)	250,000	240,675
PTC, Inc., 3.63%, 02/15/2025 (d)	500,000	500,050
		1,989,010

Specialty Retail - 1.2%
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (d)	500,000	481,033
Penske Automotive Group, Inc., 3.50%, 09/01/2025	750,000	742,066
Sonic Automotive, Inc., 4.63%, 11/15/2029 (d)	500,000	462,080
Upbound Group, Inc., 6.38%, 02/15/2029 (d)	600,000	584,265
		2,269,444

Trading Companies & Distributors - 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 01/15/2025	500,000	499,728
Air Lease Corp., 2.30%, 02/01/2025	500,000	498,793
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027 (d)	500,000	504,184
GGAM Finance Ltd., 7.75%, 05/15/2026 (d)	500,000	508,921
Herc Holdings, Inc., 5.50%, 07/15/2027 (d)	500,000	495,606
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (d)	500,000	524,350
WESCO Distribution, Inc., 7.25%, 06/15/2028 (d)	250,000	254,402
		3,285,984

Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (d)	400,000	359,006
TOTAL CORPORATE BONDS (Cost $50,646,986)		50,429,882

REAL ESTATE INVESTMENT TRUSTS - 3.4%	Shares	Value
Industrial REITs - 1.9%
EastGroup Properties, Inc.	20,750	3,330,168

Specialized REITs - 1.5%
Lamar Advertising Co. - Class A - Class A	22,320	2,717,237
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,279,240)		6,047,405

CONVERTIBLE BONDS - 3.1%	Par	Value
Automobiles - 0.1%
Ford Motor Co., 0.00%, 03/15/2026 (e)	100,000	97,100

Consumer Finance - 0.7%
EZCORP, Inc.
2.38%, 05/01/2025	500,000	500,000
3.75%, 12/15/2029 (d)	240,000	312,000
LendingTree, Inc., 0.50%, 07/15/2025	500,000	479,875
		1,291,875

Ground Transportation - 0.4%
Lyft, Inc., 1.50%, 05/15/2025	750,000	744,000

Health Care Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026 (e)	250,000	236,575

Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc., 0.00%, 03/15/2026 (e)	750,000	705,375

IT Services - 0.4%
Okta, Inc., 0.13%, 09/01/2025	287,000	277,531
Wix.com Ltd., 0.00%, 08/15/2025 (e)	500,000	484,750
		762,281

Machinery - 0.1%
John Bean Technologies Corp., 0.25%, 05/15/2026	250,000	249,500

Passenger Airlines - 0.1%
Southwest Airlines Co., 1.25%, 05/01/2025	125,000	128,781

Pharmaceuticals - 0.2%
Jazz Investments I Ltd., 2.00%, 06/15/2026	350,000	356,037

Software - 0.6%
Pegasystems, Inc., 0.75%, 03/01/2025	750,000	745,875
Tyler Technologies, Inc., 0.25%, 03/15/2026	250,000	302,875
		1,048,750
TOTAL CONVERTIBLE BONDS (Cost $5,476,683)		5,620,274

SHORT-TERM INVESTMENTS - 7.4%		Value
Commercial Paper - 3.9%	Par
Automobiles — 0.5%
Harley-Davidson Funding Corp., 5.04%, 02/04/2025 (f)	1,000,000	995,395

Broadline Retail — 0.5%
Dollarama, Inc., 4.94%, 01/21/2025 (f)	1,000,000	992,378

Chemicals — 0.6%
International Flavors & Fragrances, 01/30/2025	1,000,000	996,187

Consumer Finance — 0.6%
Nissan Motor Acceptance Corporation, 5.02%, 01/03/2025 (f)	1,000,000	999,602

Diversified Telecommunication Services — 0.6%
Bell Canada Enterprises Inc., 4.77%, 01/10/2025 (f)	1,000,000	998,769

Entertainment — 0.5%
The Walt Disney Company, 4.69%, 02/12/2025 (f)	1,000,000	994,661

Specialized REITs — 0.6%
Crown Castle International Corp., 5.00%, 01/16/2025 (f)	1,000,000	997,861
Total Commercial Paper (Cost $6,979,964)		6,974,853

Money Market Funds - 3.5%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.20% (g)	6,393,646	6,393,646
TOTAL SHORT-TERM INVESTMENTS (Cost $13,373,610)		13,368,499

TOTAL INVESTMENTS - 100.6% (Cost $148,210,860)		181,777,934
Liabilities in Excess of Other Assets - (0.6)%		(1,085,164)
TOTAL NET ASSETS - 100.0%		$180,692,770
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,053,276 or 0.6% of net assets as of December 31, 2024.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $39,605,940 or 21.9% of the Fund’s net assets.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown is the annualized effective yield as of December 31, 2024.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Osterweis Growth and Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$105,634,832	$–	$677,042	$106,311,874
Corporate Bonds	–	50,053,648	376,234	50,429,882
Real Estate Investment Trusts	6,047,405	–	–	6,047,405
Convertible Bonds	–	5,620,274	–	5,620,274
Commercial Paper	–	6,974,853	–	6,974,853
Money Market Funds	6,393,646	–	–	6,393,646
Total Investments	$118,075,883	$62,648,775	$1,053,276	$181,777,934

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2024	$683,813	$345,669	$1,029,482
Acquisitions	(6,777)	-	(6,777)
Dispositions	-	-	-
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation/depreciation	6	30,565	30,571
Transfer in and/or out of Level 3	-	-	-
Balance as of December 31, 2024	$677,042	$376,234	$1,053,276

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2024	$6	$30,565	$30,571

Type of Security	Fair Value at 12/31/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$70,658.0000
	$677,042	Estimated Proceeds	Market Data	$0.0007514
Private Mortgage Backed Obligations	$376,234	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.